STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Loss	$ (1,280)	$ (885)	$ (677)
Adjustments required to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation of property and equipment	60	46	10
Stock based compensation	201	120	10
Decrease (increase) in receivables and other financial assets	84	(63)	234
Increase in current liabilities	11	42	56
Net cash used in operating activities	(924)	(740)	(367)
Cash flows from investing activities:
Proceeds from sale of BioCancell securities			67
Investment in restricted cash	(81)
Purchase of property and equipment	(129)	(25)	(98)
Net cash used for investing activities	(210)	(25)	(31)
Cash flows from finance activities:
Issuance of share capital		603
Net cash provided by finance activities		603
Decrease in cash and cash equivalents	(1,134)	(162)	(398)
Cash and cash equivalents at the beginning of the year	8,560	8,722	9,120
Cash and cash equivalents at the end of the year	$ 7,426	$ 8,560	$ 8,722